Significant accounting policies (Estimated useful life of property, plant and equipment) (Details)	12 Months Ended
Dec. 31, 2022
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Automobile
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	7 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years